Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2015
Registrant Name	GPS Funds I
Central Index Key	0001131042
Amendment Flag	false
Document Creation Date	Oct. 09, 2015
Document Effective Date	Oct. 09, 2015
Prospectus Date	Oct. 09, 2015
Service Shares Prospectus | GuideMark® Large Cap Core Fund | Service Shares
Prospectus:
Trading Symbol	GMLGX
Service Shares Prospectus | GuideMark® Emerging Markets Fund | Service Shares
Prospectus:
Trading Symbol	GMLVX
Service Shares Prospectus | GuideMark® Small/Mid Cap Core Fund | Service Shares
Prospectus:
Trading Symbol	GMSMX
Service Shares Prospectus | GuideMark® World ex-US Fund | Service Shares
Prospectus:
Trading Symbol	GMWEX
Institutional Shares Prospectus | GuideMark® Large Cap Core Fund | Institutional Shares
Prospectus:
Trading Symbol	GILGX
Institutional Shares Prospectus | GuideMark® Emerging Markets Fund | Institutional Shares
Prospectus:
Trading Symbol	GILVX
Institutional Shares Prospectus | GuideMark® Small/Mid Cap Core Fund | Institutional Shares
Prospectus:
Trading Symbol	GISMX
Institutional Shares Prospectus | GuideMark® World ex-US Fund | Institutional Shares
Prospectus:
Trading Symbol	GIWEX